Write-down and loss on sale of vessels - Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel
Property, Plant and Equipment [Line Items]
Operating Lease, Impairment Loss		$ 800	$ 1,400
Suezmax Tanker
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment (note 18)	$ 33,000
Teekay Tankers
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets		(102,500)	(39,500)	$ (10,400)
Proceeds from sale of vessels and equipment (note 18)		$ 341,000	$ 88,300
Teekay Tankers | Suezmax Tanker
Property, Plant and Equipment [Line Items]
number of vessels agreed to be sold | vessel	1
Teekay Tankers | Suezmax
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel		8	1
Teekay Tankers | LR2 and Aframax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel		3
Teekay Tankers | Aframax/LR2 Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels Sold | vessel			2	1
Proceeds from sale of vessels and equipment (note 18)				$ 23,000